REAL ESTATE INVESTMENTS - Property Purchase Price (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Abstract]
Purchase price and other acquisition costs		$ 93,253,505	$ 103,973,925
Purchase deposits applied			(500,000)
Acquisition fees to affiliate		2,702,043	(3,015,057)
Acquisition of real estate before financing	$ 31,103,596	$ 90,551,462	$ 100,458,868